Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entity [Line Items]
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities	Notes
Subsidiaries
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, China	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing Leading Automobile Sales Co., Ltd.(“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 8, 2017	Changzhou, PRC	Sales and after sales management	(i)
Chongqing Lixiang Automobile Co., Ltd. (“Chongqing Lixiang Automobile”)	100%	October 11, 2019	Chongqing, PRC	Manufacturing of automobile and purchase of manufacturing equipment	(ii)
		Date of Incorporation	Place of Incorporation	Principal Activities	Notes
The VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

Notes:

(i)	Jiangsu XD was Beijing CHJ’s subsidiary before the 2021 Reorganization.
(ii)	Upon the completion of 2021 Reorganization, Beijing CHJ and Leading Ideal HK’s subsidiary each held a 50% equity interest in Chongqing Lixiang Automobile which was previously a wholly owned subsidiary of Beijing CHJ. In March 2022, Beijing CHJ transferred its equity interest of Chongqing Lixiang Automobile to Leading Ideal HK’s subsidiary. Consequently, Chongqing Lixiang Automobile became a wholly owned subsidiary of the Company.

VIEs and VIEs' subsidiaries
Variable Interest Entity [Line Items]
Schedule of consolidated financial information of the Group's VIEs and VIEs' subsidiaries

	As of December 31,
	2021	2022
	RMB	RMB
Current assets:
Cash and cash equivalents	5,311,800	18,529,655
Restricted cash	2,415,941	977,346
Time deposits and short-term investments	8,326,541	8,344,332
Trade receivable	103,056	—
Amounts due from the Group companies(1)	23,402,104	37,885,882
Inventories	1,396,992	254
Prepayments and other current assets	220,402	168,160
Total current assets	41,176,836	65,905,629
Non‑current assets:
Long‑term investments	97,854	142,539
Property, plant and equipment, net(2)	2,329,507	101,577
Operating lease right‑of‑use assets, net	731,874	693,111
Intangible assets, net	703,274	740,570
Other non‑current assets	1,107,674	583,967
Total non-current assets	4,970,183	2,261,764
Total assets	46,147,019	68,167,393
Current liabilities:
Short‑term borrowings	31,547	—
Trade and notes payable(2)	8,547,181	1,323,196
Amounts due to the Group companies(1)	31,999,140	60,539,514
Amounts due to related parties	1,277	23
Operating lease liabilities, current	80,606	40,707
Accruals and other current liabilities	515,036	334,333
Total current liabilities	41,174,787	62,237,773
Non‑current liabilities:
Long-term borrowings	479,453	500,000
Deferred revenue, non‑current	8,704	—
Operating lease liabilities, non‑current	719,628	738,673
Deferred tax liabilities, non-current	153,723	2,979
Other non‑current liabilities	14,333	7,720
Total non-current liabilities	1,375,841	1,249,372
Total liabilities	42,550,628	63,487,145
Total shareholders’ equity	3,596,391	4,680,248
Total liabilities and shareholders’ equity	46,147,019	68,167,393

	For the Year Ended December 31,
	2020	2021	2022

Third-party revenues(3)	8,001,067	6,294,675	—
Inter-company revenues(4)	8,553,798	22,287,788	7,211,082

Third-party cost	(7,790,586)	(20,171,861)	(4,534,351)
Inter-company cost(4)	(7,877,944)	(5,891,611)	(8,290)

Third-party expenses	(1,358,507)	(2,401,187)	(1,638,834)
Inter-company expenses	(25,858)	(65,750)	(302)

Share of loss from subsidiaries	(1,179)	(13)	—
Other income / (expense)	40,309	2,610,121	(358,394)
(Loss)/Income before income tax expense	(458,900)	2,662,162	670,911
Income tax (expense) / benefit	(36,309)	(117,413)	8,701
Net (loss)/income from continuing operations	(495,209)	2,544,749	679,612
Net income from discontinued operations	14,373	—	—
Net (loss)/income	(480,836)	2,544,749	679,612
Less: Net loss attributable to noncontrolling interests	(5,075)	—	—
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	(475,761)	2,544,749	679,612

	For the Year Ended December 31,
	2020	2021	2022
Net cash provided by inter-company transactions(5)	2,194,342	7,341,282	2,834,408
Net cash provided by/(used in) other transactions	1,346,069	(8,693,141)	(10,922,189)
Net cash provided by/(used in) operating activities	3,540,411	(1,351,859)	(8,087,781)

Other investing activities with external entities	(1,665,982)	(8,641,045)	(2,149,494)
Net cash used in investing activities	(1,665,982)	(8,641,045)	(2,149,494)

Inter-company loan financing from Group companies	795,295	14,858,966	20,417,626
Other financing activities with external entities	(144,700)	81,308	1,598,877
Net cash provided by financing activities	650,595	14,940,274	22,016,503
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(188)	—	32
Net increase in cash, cash equivalents and restricted cash	2,524,836	4,947,370	11,779,260
Cash, cash equivalents and restricted cash at beginning of the year	255,535	2,780,371	7,727,741
Cash, cash equivalents and restricted cash at end of the year	2,780,371	7,727,741	19,507,001